Cover	Sep. 08, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 08, 2021
Entity File Number	000-53450
Entity Registrant Name	Yuenglings Ice Cream Corporation
Entity Central Index Key	0001624517
Entity Tax Identification Number	47-1893698
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	ONE GLENDALE PARKWAY
Entity Address, Address Line Two	#650
Entity Address, City or Town	ATLANTA
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30328
City Area Code	404
Local Phone Number	885-6045
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Aureus, Inc.